Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2011
Entity Registrant Name	NORTHWEST INDIANA BANCORP
Entity Central Index Key	0000919864
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	nwin
Entity Common Stock, Shares Outstanding			2,828,977
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 32,319,369

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and non-interest bearing balances in financial institutions	$ 9,875	$ 7,427
Interest bearing deposits in other financial institutions	10,676	90
Federal funds sold	5,816	3,421
Total cash and cash equivalents	26,367	10,938
Securities available-for-sale	186,962	142,055
Securities held-to-maturity	0	18,397
Loans held-for-sale	0	422
Loans receivable	401,401	418,233
Less: allowance for loan losses	(8,005)	(9,121)
Net loans receivable	393,396	409,112
Federal Home Loan Bank stock	3,086	3,381
Accrued interest receivable	2,554	2,591
Premises and equipment	18,242	19,293
Foreclosed real estate	2,457	3,298
Cash value of bank owned life insurance	12,850	12,452
Prepaid FDIC insurance premium	1,523	2,425
Other assets	4,321	6,689
Total assets	651,758	631,053
LIABILITIES AND STOCKHOLDERS' EQUITY
Non-interest bearing	55,577	50,712
Interest bearing	471,304	469,559
Total	526,881	520,271
Repurchase agreements	15,395	16,074
Borrowed funds	36,618	32,544
Accrued expenses and other liabilities	9,904	6,075
Total liabilities	588,798	574,964
Stockholders' Equity:
Preferred stock, no par or stated value; 10,000,000 shares authorized, none outstanding	0	0
Common stock, no par or stated value; 10,000,000 shares authorized; shares issued: December 31, 2011 - 2,888,902 December 31, 2010 - 2,888,902 shares outstanding: December 31, 2011 - 2,835,403 December 31, 2010 - 2,826,796	361	361
Additional paid-in capital	5,173	5,140
Accumulated other comprehensive income/(loss)	2,536	(492)
Retained earnings	56,032	52,398
Treasury stock, common shares at cost: December 31, 2011 - 53,499 December 31, 2010 - 62,106	(1,142)	(1,318)
Total stockholders' equity	62,960	56,089
Total liabilities and stockholders' equity	$ 651,758	$ 631,053

Consolidated Balance Sheets [Parenthetical]	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,888,902	2,888,902
Common stock, shares outstanding	2,835,403	2,826,796
Treasury stock, shares	53,499	62,106

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Real estate loans	$ 17,258	$ 19,759
Commercial loans	3,590	4,216
Consumer loans	45	76
Total loan interest	20,893	24,051
Securities	6,074	6,006
Other interest earning assets	19	29
Total interest income	26,986	30,086
Interest expense:
Deposits	2,473	3,914
Repurchase agreements	106	178
Borrowed funds	652	897
Total interest expense	3,231	4,989
Net interest income	23,755	25,097
Provision for loan losses	3,510	5,570
Net interest income after provision for loan losses	20,245	19,527
Noninterest income:
Fees and service charges	2,501	2,538
Wealth management operations	1,177	1,165
Gain on sale of securities, net	966	913
Gain/(loss) on sale of foreclosed real estate	887	(381)
Increase in cash value of bank owned life insurance	398	403
Gain on sale of loans, net	256	1,263
Other-than-temporary credit impairment of debt securities	(18)	(128)
Noncredit portion of other-than-temporary impairment of debt securities recognized in other comprehensive income	17	0
Other	63	17
Total noninterest income	6,247	5,790
Noninterest expense:
Compensation and benefits	9,953	9,599
Occupancy and equipment	3,333	3,010
Data processing	1,005	941
Federal deposit insurance premiums	946	950
Marketing	403	485
Statement and check processing	329	307
Professional services	303	336
Other	3,656	3,713
Total noninterest expense	19,928	19,341
Income before income tax expenses	6,564	5,976
Income tax expenses	1,179	797
Net income	$ 5,385	$ 5,179
Earnings per common share:
Basic (in dollars per share)	$ 1.9	$ 1.83
Diluted (in dollars per share)	$ 1.9	$ 1.83
Dividends declared per common share (in dollars per share)	$ 0.6	$ 0.72

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 361	$ 5,104	$ (170)	$ 49,312	$ (1,529)	$ 53,078
Comprehensive income:
Net income	0	0	0	5,179	0	5,179
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	(314)	0	0	(314)
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(8)	0	0	(8)
Comprehensive income						4,857
Stock based compensation expense	0	36	0	0	0	36
Sale of treasury stock	0	0	0	(60)	211	151
Cash dividends	0	0	0	(2,033)	0	(2,033)
Balance at Dec. 31, 2010	361	5,140	(492)	52,398	(1,318)	56,089
Comprehensive income:
Net income	0	0	0	5,385	0	5,385
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	3,037	0	0	3,037
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(9)	0	0	(9)
Comprehensive income						8,413
Stock based compensation expense	0	33	0	0	0	33
Sale of treasury stock	0	0	0	(52)	176	124
Cash dividends	0	0	0	(1,699)	0	(1,699)
Balance at Dec. 31, 2011	$ 361	$ 5,173	$ 2,536	$ 56,032	$ (1,142)	$ 62,960

Consolidated Statements of Changes in Stockholders' Equity [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Dividends, Per Share, Cash Paid	$ 0.6	$ 0.72

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,385	$ 5,179
Adjustments to reconcile net income to net cash provided by operating activities:
Origination of loans for sale	(10,043)	(34,846)
Sale of loans originated for sale	10,652	36,303
Depreciation and amortization, net of accretion	2,198	2,034
Deferred tax expense/(benefit)	318	(988)
Impairment of land held for future expansion	0	190
Amortization of mortgage servicing rights	133	113
Stock based compensation expense	33	36
Gain on sale of securities, net	(966)	(913)
Gain on sale of loans, net	(256)	(1,263)
Net losses due to other-than-temporary impairment of securities	1	128
(Gain)/loss on sale of foreclosed real estate	(887)	381
Provision for loan losses	3,510	5,570
Net change in:
Interest receivable	37	287
Other assets	1,274	1,610
Cash value of bank owned life insurance	(398)	(403)
Accrued expenses and other liabilities	3,829	1,063
Total adjustments	9,435	9,302
Net cash - operating activities	14,820	14,481
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturities and pay downs of securities available-for-sale	42,536	33,376
Proceeds from sales of securities available-for-sale	22,713	18,951
Purchase of securities available-for-sale	(88,689)	(69,832)
Proceeds from maturities and pay downs of securities held-to-maturity	1,807	1,135
Proceeds from sale of loans transferred to held-for-sale	0	5,356
Loan participations purchased	(999)	(967)
Net change in loans receivable	11,553	29,368
Proceeds from sale of Federal Home Loan Bank stock	295	269
Purchase of premises and equipment, net	(417)	(1,702)
Proceeds from sale of foreclosed real estate, net	3,380	3,990
Net cash - investing activities	(7,821)	19,944
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in deposits	6,610	(20,256)
Proceeds from FHLB advances	10,000	13,000
Repayment of FHLB advances	(3,000)	(22,000)
Change in other borrowed funds	(3,605)	(5,404)
Proceeds from sale of treasury stock	124	151
Dividends paid	(1,699)	(2,200)
Net cash - financing activities	8,430	(36,709)
Net change in cash and cash equivalents	15,429	(2,284)
Cash and cash equivalents at beginning of period	10,938	13,222
Cash and cash equivalents at end of period	26,367	10,938
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	3,245	5,058
Income taxes	776	1,753
SUPPLEMENTAL NONCASH INFORMATION:
Transfers from securities held-to-maturity to available-for-sale	16,437	0
Transfers from loans to loans held-for-sale	0	5,126
Transfers from loans to foreclosed real estate	2,371	3,922
Transfers from premises and equipment to other assets	$ 0	$ 340

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 - Summary of Significant Accounting Policies

Principles of Consolidation - The consolidated financial statements include NorthWest Indiana Bancorp (the Bancorp), its wholly owned subsidiary, Peoples Bank SB (the “Bank”), and the Bank’s wholly owned subsidiaries, Peoples Service Corporation, NWIN, LLC, and NWIN Funding, Incorporated. The Bancorp has no other business activity other than being a holding company for the Bank. The Bancorp’s earnings are dependent upon the earnings of the Bank. Peoples Service Corporation provides insurance and annuity investments to the Bank’s wealth management customers. NWIN, LLC is located in Las Vegas, Nevada and serves as the Bank’s investment subsidiary and parent of a real estate investment trust, NWIN Funding, Inc. NWIN Funding, Inc. was formed on September 1, 2006, as an Indiana Real Estate Investment Trust. The formation of NWIN Funding, Inc. provides the Bancorp with a vehicle that may be used to raise capital utilizing portfolio mortgages as collateral, without diluting stock ownership. In addition, NWIN Funding, Inc. will receive favorable state tax treatment for income generated by its operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates - Preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period, as well as the disclosures provided. Actual results could differ from those estimates. Estimates associated with the allowance for loan losses, loan servicing rights, fair values of foreclosed real estate, financial instruments and investment securities, and the status of contingencies are particularly susceptible to material change in the near term.

Concentrations of Credit Risk - The Bancorp grants residential, commercial real estate, commercial business and installment loans to customers primarily in Lake County, in northwest Indiana. The Bancorp is also an active lender in Porter County, and to a lesser extent, LaPorte, Newton, and Jasper counties in Indiana, and Lake, Cook and Will counties in Illinois. Substantially all loans are secured by specific items of collateral including residences, commercial real estate, business assets, and consumer assets.

Cash Flow Reporting - For purposes of the statements of cash flows, the Bancorp considers cash on hand, noninterest bearing balances in financial institutions, all interest-bearing balances in financial institutions with original maturities of ninety days or less and federal funds sold to be cash and cash equivalents. The Bancorp reports net cash flows for customer loan and deposit transactions and short-term borrowings with maturities of 90 days or less.

Interest-bearing Deposits in Other Financial Institutions - Interest-bearing deposits in other financial institutions mature within one year and are carried at cost.

Securities - The Bancorp classifies securities into held-to-maturity, available-for-sale, or trading categories. Held-to-maturity securities are those which management has the positive intent and the Bancorp has the ability to hold to maturity, and are reported at amortized cost. Available-for-sale securities are those the Bancorp may decide to sell if needed for liquidity, asset-liability management or other reasons. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported in other comprehensive income, net of tax. During the year, the Bancorp transferred the balance of its held-to-maturity securities to the available-for-sale classification. The Bancorp does not have a trading portfolio. Realized gains and losses resulting from the sale of securities recorded on the trade date are computed by the specific identification method. Interest and dividend income, adjusted by amortization of premiums or discounts on a level yield method, are included in earnings. Securities are reviewed for other-than-temporary impairment on a quarterly basis.

The Bancorp considers the following factors when determining an other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; and an assessment of whether the Bancorp has (1) the intent to sell the debt security or (2) it is more likely than not that the Bancorp will be required to sell the debt security before its anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized credit loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

Loans Held-for-Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair market value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held-for-sale can be sold with servicing rights retained or released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing rights. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans and Loan Income - Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, net deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

The accrual of interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Consumer loans are typically charged-off no later than when they reach 120 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off status at an earlier date if collection of principal or interest is considered doubtful.

Generally, interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses – The allowance for loan losses (allowance) is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

A loan is considered impaired when, based on current information and events, it is probable that the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case by case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bancorp does not separately identify individual consumer and residential loans for impairment disclosures.

Federal Home Loan Bank Stock – The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bancorp, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Bancorp does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Premises and Equipment – Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. Premises and related components are depreciated using the straight-line method with useful lives ranging from 26 to 39 years. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 2 to 10 years.

Foreclosed Real Estate – Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Servicing Rights – Servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. The Bancorp compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Bancorp later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with Other Noninterest Income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income, which is reported on the income statement as part of Other Noninterest Income, is recorded for fees earned for serviced loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $68,000 and $179,000 for the years ended December 31, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

Long-term Assets – Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Bank Owned Life Insurance - The Bancorp has purchased life insurance policies on certain key executives. In accordance with accounting for split-dollar life insurance, Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Repurchase Agreements – Substantially, all repurchase agreement liabilities represent amounts advanced by various customers that are not covered by federal deposit insurance and are secured by securities owned by the Bancorp.

Postretirement Benefits Other Than Pensions - The Bancorp sponsors a defined benefit postretirement plan that provides comprehensive major medical benefits to all eligible retirees. Postretirement benefits are accrued based on the expected cost of providing postretirement benefits to employees during the years the employees have rendered service to the Bancorp.

Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Loan Commitments and Related Financial Instruments – Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings Per Common Share – Basic earnings per common share is net income divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.

Comprehensive Income – Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale and the unrecognized gains and losses on postretirement benefits.

Loss Contingencies – Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe such matters currently exist that will have a material effect on the financial statements.

Restrictions on Cash - Cash on hand or on deposit with the Federal Reserve Bank of $559,000 and $692,000 was required to meet regulatory reserve and clearing requirements at December 31, 2011 and 2010, respectively. These balances do not earn interest.

Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular instruments. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments – While the Bancorp's executive management monitors the revenue streams of the various products and services, the identifiable segments are not material and operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of the Bancorp's financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassification - Certain amounts appearing in the consolidated financial statements and notes thereto for the year ended December 31, 2010, may have been reclassified to conform to the December 31, 2011 presentation.

Adoption of New Accounting Pronouncements

Update Number 2011-02 – Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This update to Receivables (Topic 310) explains the guidance for a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. This accounting standard update clarifies, when evaluating a restructuring as a troubled debt restructuring, whether a creditor has granted a concession to a debtor and whether the debtor is experiencing financial difficulties. The objective of this amendment is to promote greater consistency in the application of U.S. GAAP for debt restructurings from the creditor’s perspective. The Bancorp adopted this update as of September 30, 2011 and the required disclosures are included in Note 3.

Update Number 2011-04 – Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this update are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.

Update Number 2011-05 – Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This accounting standard update was issued to increase the prominence of items reported in other comprehensive income and to facilitate the convergence of U.S. GAAP and IFRS. Current U.S. GAAP allows the Bancorp to present other comprehensive income as part of the statement of changes in stockholders’ equity. This accounting standard update eliminates that option and requires consecutive presentation of the statement of net income and the statement of other comprehensive income. The effective date for this accounting standard update has been partially deferred while the Financial Accounting Standards Board considers stakeholders’ concerns about how this accounting standard update would be applied. The requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements are effective for public entities for reporting periods beginning after December 15, 2011 and will be applied retrospectively.

Update Number 2011-12 – Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05. This update to Comprehensive Income (Topic 220) defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The deferral supersedes only the paragraphs pertaining to how and where reclassification adjustments are presented. The amendments in this update are effective for public entities for reporting periods, beginning after December 15, 2011.

Securities	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2 – Securities

The fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2011
U.S. government sponsored entities	$15,610	$41	$(3)	$15,648
Collateralized mortgage obligations and residential mortgage-backed securities	107,569	3,630	(2)	111,197
Municipal securities	54,738	4,018	-	58,756
Collateralized debt obligations	5,214	-	(3,853)	1,361
Total securities available-for-sale	$183,131	$7,689	$(3,858)	$186,962

December 31, 2010
U.S. government sponsored entities	$4,172	$-	$(3)	$4,169
Collateralized mortgage obligations and residential mortgage-backed securities	94,930	2,372	(160)	97,142
Municipal securities	38,549	1,027	(211)	39,365
Collateralized debt obligations	5,215	-	(3,836)	1,379
Total securities available-for-sale	$142,866	$3,399	$(4,210)	$142,055

The carrying amount, gross unrecognized gains and losses, and fair value of securities held-to-maturity were as follows:

	(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrecognized	Unrecognized	Fair
	Basis	Gains	Losses	Value
December 31, 2010
Municipal securities	$17,573	$613	$-	$18,186
Residential mortgage-backed securities	824	29	(1)	852
Total securities held-to-maturity	$18,397	$642	$(1)	$19,038

During August 2011, management transferred its entire held-to-maturity securities portfolio to available-for-sale. The book value of the securities transferred totaled approximately $16.4 million, with an unrealized gain of approximately $1.0 million that was recorded as a component of other comprehensive income at the date of transfer. All held-to-maturity securities were transferred to available-for-sale to avoid the potential implication that any remaining held-to-maturity securities would be tainted by a partial transfer. In addition, the transfer provides management the ability to sell lower balance odd lot securities, divest of certain securities to reduce credit or interest rate risk within the portfolio, and be positioned to take advantage of other portfolio restructuring opportunities.

The fair value of available-for-sale debt securities and carrying amount, if different, at year end 2011 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	(Dollars in thousands)
	Available-for-sale
	Estimated
	Fair	Tax-Equivalent
December 31, 2011	Value	Yield (%)
Due in one year or less	$1,020	6.25
Due from one to five years	14,599	3.42
Due from five years to ten years	28,533	5.01
Due over ten years	31,613	5.84
Collateralized mortgage obligations and residential mortgage-backed securities	111,197	3.29
Total	$186,962	4.01

Sales of available-for-sale securities were as follows:

	(Dollars in thousands)
	December 31,	December 31,
	2011	2010

Proceeds	$22,713	18,951
Gross gains	981	913
Gross losses	(15)	-

The tax provisions related to these net realized gains were approximately $380,000 for 2011 and $359,000 for 2010.

Securities with carrying values of approximately $70,412,000 and $24,484,000 were pledged as of December 31, 2011 and 2010, respectively, as collateral for repurchase agreements, public funds, and for other purposes as permitted or required by law. The increase in pledged securities was the result of new pledging requirements for Indiana public funds deposits.

Securities with unrealized losses at December 31, 2011 and 2010 not recognized in income are as follows:

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011
U.S. government sponsored entities	$1,287	$(3)	$-	$-	$1,287	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	2,030	(2)	-	-	2,030	(2)
Municipal securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	1,361	(3,853)	1,361	(3,853)
Total temporarily impaired	$3,317	$(5)	$1,361	$(3,853)	$4,678	$(3,858)
Number of securities		2		4		6

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2010
U.S. government sponsored entities	$2,513	$(3)	$-	$-	$2,513	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	13,767	(161)	-	-	13,767	(161)
Municipal securities	7,496	(194)	398	(17)	7,894	(211)
Collateralized debt obligations	-	-	1,379	(3,836)	1,379	(3,836)
Total temporarily impaired	$23,776	$(358)	$1,777	$(3,853)	$25,553	$(4,211)
Number of securities		27		5		32

Unrealized losses on securities have not been recognized into income because the securities are of high credit quality or have undisrupted cash flows. Management has the intent and ability to hold the securities for the foreseeable future, and the decline in fair value is largely due to changes in interest rates and volatility in the securities markets. The fair values are expected to recover as the securities approach maturity.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 3 - Loans Receivable

Year end loans are summarized below:

	(Dollars in thousands)
	2011	2010
Loans secured by real estate:
Construction and land development	$21,143	$46,371
Residential, including home equity	154,426	153,150
Commercial real estate and other dwelling	153,715	146,111
Total loans secured by real estate	329,284	345,632
Consumer loans	472	765
Commercial business	63,384	61,837
Government and other	8,643	10,380
Subtotal	401,783	418,614
Less:
Net deferred loan origination fees	(264)	(273)
Undisbursed loan funds	(118)	(108)
Loans receivable	$401,401	$418,233

The Bancorp's activity in the allowance for loan losses is summarized below for the years indicated:

		(Dollars in thousands)

			Commercial Real
			Estate,
			Construction &
	Residential Real		Land Development,	Commercial
	Estate, Including		and Other	Participations	Commercial	Government
	Home Equity	Consumer Loans	Dwellings	Purchased	Business Loans	Loans	Total
2011
Allowance for loan losses:
Beginning Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121
Charge-offs	(469)	(57)	(880)	(3,366)	(163)	-	(4,935)
Recoveries	112	11	183	-	3	-	309
Provisions	524	31	1,253	1,061	641	-	3,510
Ending Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005

Ending balance: individually evaluated for impairment	$10	$-	$1,043	$252	$304	$-	$1,609

Ending balance: collectively evaluated for impairment	$1,151	$15	$2,286	$2,147	$797	$-	$6,396

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

FINANCING RECEIVABLES (LOANS)
Ending balance	$154,135	$472	$154,618	$20,240	$63,293	$8,643	$401,401

Ending balance: individually evaluated for impairment	$1,282	$-	$11,007	$7,170	$2,214	$-	$21,673

Ending balance: collectively evaluated for impairment	$152,853	$472	$143,611	$13,070	$61,079	$8,643	$379,728

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

2010
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$536	$51	$813	$4,131	$583	$-	$6,114
Charge-offs	(764)	(35)	(900)	(987)	(182)	-	$(2,868)
Recoveries	38	9	-	248	10	-	$305
Provisions	1,184	5	2,860	1,312	209	-	$5,570
Ending Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121

Ending balance: individually evaluated for impairment	$1	$-	$875	$1,897	$21	$-	$2,794

Ending balance: collectively evaluated for impairment	$993	$30	$1,898	$2,807	$599	$-	$6,327

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

FINANCING RECEIVABLES (LOANS)
Ending balance	$152,881	$874	$163,616	$28,866	$61,726	$10,270	$418,233

Ending balance: individually evaluated for impairment	$64	$-	$10,974	$14,493	$482	$-	$26,013

Ending balance: collectively evaluated for impairment	$152,817	$874	$152,642	$14,373	$61,244	$10,270	$392,220

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

The Bancorp has established a standard loan grading system to assist management, lenders and review personnel in their analysis and supervision of the loan portfolio. The use and application of theses grades by the Bancorp is uniform and conforms to regulatory definitions. The loan grading system is as follows:

2 - Moderate risk

Borrower consistently internally generates sufficient cash flow to fund debt service, working assets, and some capital expenditures. Risk of default considered low.

3 – Acceptable

Borrower generates sufficient cash flow to fund debt service, but most working asset and all capital expansion needs are provided from external sources. Profitability ratios and key balance sheet ratios are usually close to peers but one or more ratios e.g. leverage may be higher than peer. Earnings may be trending down over the last three years. Borrower may be able to obtain similar financing from other banks with comparable or less favorable terms. Risk of default is acceptable but requires collateral protection.

4 – Pass/monitor

The borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the company has taken a negative turn and may be temporarily strained. Cash flow may be weak but cash reserves remain adequate to meet debt service. Management weaknesses are evident. Borrowers in this category will warrant more than the normal level of supervision and more frequent reporting.

5 – Special mention (watch)

Special Mention credits are considered bankable assets with no apparent loss of principal or interest envisioned but requiring a high level of management attention. Assets in this category are currently protected but are potentially weak. These borrowers are subject to economic, industry, or management factors having an adverse impact upon their prospects for orderly servicing of debt. The perceived risk in continued lending are considered to have increased beyond the level where such loans would normally be granted. These assets constitute an undue and unwarranted credit risk, but not to the point of justifying a classification of Substandard.

6 – Substandard

This classification consists of loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Financial statements normally reveal some or all of the following: poor trends, lack of earnings and cash flow, excessive debt, lack of liquidity, and the absence of creditor protection. Loans are still considered collectible, but due to increased risks and defined weaknesses of the credit, some loss could be incurred in collection if the deficiencies are not corrected.

7 – Doubtful

This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonably specific pending factors which may strengthen the credit can be exactly determined. These factors may include proposed acquisitions, liquidation procedures, capital injection and receipt of additional collateral, mergers or refinancing plans.

Performing loans are loans that are paying as agreed and are less than ninety days past due on payments of interest and principal.

The Bancorp's credit quality indicators are summarized below at December 31, 2011 and December 31, 2010:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction
	& Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Government Loans
Loan Grades	2011	2010	2011	2010	2011	2010	2011	2010
2 Moderate risk	$25	$31	$-	$-	$4,467	$4,724	$-	$-
3 Acceptable risk	85,703	63,330	2,387	1,473	37,713	30,549	8,643	10,270
4Pass/monitor	51,429	78,758	5,903	6,482	17,532	21,131	-	-
5 Special mention (watch)	5,509	9,817	4,780	6,419	978	2,517	-	-
6 Substandard	11,952	11,680	7,170	14,492	2,603	2,805	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$154,618	$163,616	$20,240	$28,866	$63,293	$61,726	$8,643	$10,270

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate,
	Including Home Equity		Consumer Loans
	2011	2010	2011	2010
Performing	$151,375	$149,892	$472	$871
Non-performing	2,760	2,989	-	3
Total	$154,135	$152,881	$472	$874

The Bancorp's troubled debt restructurings are summarized below:

(Dollars in thousands)
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	December 31, 2011			December 31, 2010
Troubled Debt Restructurings
Residential real estate, including home equity	14	$1,290	$1,282	-	$-	$-
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	3	8,097	7,836	3	6,093	5,909
Commercial participations purchased	2	7,975	5,635	2	7,975	6,186
Commercial business loans	-	-	-	-	-	-
Government loans	-	-	-	-	-	-

	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
	December 31, 2011		December 31, 2010
Troubled Debt Restructurings That
Subsequently Defaulted
Residential real estate, including home equity	-	$-	-	$-
Consumer loans	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	1	376	-	-
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

The Bancorp's individually evaluated impaired loans are summarized below:

	As of December 31, 2011
				Average	Interest
(Dollars in thousands)	Recorded	Unpaid Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$26	$-
Commercial real estate, construction & land development, and other dwellings	690	880	-	1,725	16
Commercial participations purchased	2,483	8,158	-	2,946	182
Commercial business loans	793	818	-	386	20
With an allowance recorded:
Residential real estate, including home equity	1,282	1,282	10	278	-
Commercial real estate, construction & land development, and other dwellings	10,317	12,662	1,043	8,698	463
Commercial participations purchased	4,687	4,687	252	8,990	186
Commercial business loans	1,421	1,421	304	739	15
Total:
Residential real estate, including home equity	$1,282	$1,282	$10	$304	$-
Commercial real estate, construction & land development, and other dwellings	$11,007	$13,542	$1,043	$10,423	$479
Commercial participations purchased	$7,170	$12,845	$252	$11,936	$368
Commercial business loans	$2,214	$2,239	$304	$1,125	$35

	As of December 31, 2010
				Average	Interest
(Dollars in thousands)	Recorded	Unpaid principal	Related	Recorded	Income
	investment	balance	allowance	Investment	Recognized
With no related allowance recorded: Residential real estate, including home equity	$64	$103	$-	$28	$-
Commercial real estate, construction & land development, and other dwellings	1,054	1,345	-	2,181	19
Commercial participations purchased	2,696	8,140	-	397	92
Commercial business loans	354	354	-	414	1
With an allowance recorded:
Residential real estate, including home equity	-	-	1	-	-
Commercial real estate, construction & land development, and other dwellings	9,920	10,361	875	3,181	305
Commercial participations purchased	11,797	11,797	1,897	16,098	216
Commercial business loans	128	128	21	113	4
Total:
Residential real estate, including home equity	$64	$103	$1	$28	$-
Commercial real estate, construction & land development, and other dwellings	$10,974	$11,706	$875	$5,362	$324
Commercial participations purchased	$14,493	$19,937	$1,897	$16,495	$308
Commercial business loans	$482	$482	$21	$527	$5

The Bancorp's age analysis of past due loans are summarized below:

(Dollars in thousands)
							Recorded
							Investments
						Total	Greater than
	30-59 Days Past	60-89 Days Past	Greater Than 90			Financing	90 Days and
	Due	Due	Days Past Due	Total Past Due	Current	Receivables	Accruing

December 31, 2011
Residential real estate, including home equity	$3,413	$874	$2,663	$6,950	$147,185	$154,135	$279
Consumer loans	7	-	-	7	465	472	-
Commercial real estate, construction & land development, and other dwellings	604	238	1,616	2,458	152,160	154,618	-
Commercial participations purchased	7	-	7,169	7,176	13,064	20,240	-
Commercial business loans	458	323	717	1,498	61,795	63,293	-
Government loans	-	-	-	-	8,643	8,643	-
Total	$4,489	$1,435	$12,165	$18,089	$383,312	$401,401	$279

December 31, 2010
Residential real estate, including home equity	$5,832	$2,423	$2,859	$11,114	$141,767	$152,881	$145
Consumer loans	29	-	3	32	842	874	3
Commercial real estate, construction & land development, and other dwellings	410	2,573	3,747	6,730	156,886	163,616	-
Commercial participations purchased	-	-	14,492	14,492	14,374	28,866	-
Commercial business loans	408	18	354	$780	60,946	61,726	-
Government loans	-	-	-	-	10,270	10,270	-
Total	$6,679	$5,014	$21,455	$33,148	$385,085	$418,233	$148

The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31,	December 31,
	2011	2010
Residential real estate, including home equity	$2,481	$2,843
Consumer loans	-	-
Commercial real estate, construction & land development, and other dwellings	3,433	6,150
Commercial participations purchased	7,170	14,492
Commercial business loans	926	482
Government loans	-	-
Total	$14,010	$23,967

During September 2010, the Bancorp’s management implemented a strategy with a sale of fixed rate mortgage loans from its loan portfolio by selling $5.1 million in fixed rate mortgage loans, while funding newly originated construction & land development, commercial and government loan originations. During January of 2009, the Bancorp’s management implemented a similar strategy with a sale of fixed rate mortgage loans from its loan portfolio by selling $10.7 million in fixed rate mortgage loans, while funding newly originated construction & land development, commercial and government loan originations. Implementing both balance sheet restructuring strategies had a positive impact on interest rate risk by replacing longer duration fixed rate mortgage loans with shorter duration non-mortgage loans that will reprice more frequently. The gain realized from the 2010 loan sale totaled approximately $217 thousand.

Premises and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4 - Premises and Equipment, Net

At year end, premises and equipment are summarized as follows:

	(Dollars in thousands)
	2011	2010
Cost:
Land	$4,540	$4,540
Buildings and improvements	19,171	19,083
Furniture and equipment	11,051	10,751
Total cost	34,762	34,374
Less accumulated depreciation	(16,520)	(15,081)
Premises and equipment, net	$18,242	$19,293

Depreciation expense was approximately $1,468,000 and $1,469,000 for 2011 and 2010, respectively.

Foreclosed Real Estate	12 Months Ended
Dec. 31, 2011
Other Real Estate and Foreclosed Assets [Abstract]
Real Estate Disclosure [Text Block]

NOTE 5 – Foreclosed Real Estate

At year end, foreclosed real estate is summarized below:

	(Dollars in thousands)
	2011	2010
Commercial real estate and other dwellings	$569	$563
Residential real estate	554	931
Construction and land development	1,334	1,804
Total	$2,457	$3,298

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 6 - Income Taxes

At year-end, components of the income tax expense (benefit) consist of the following:

	(Dollars in thousands)
	2011	2010
Federal:
Current	$735	$1,771
Deferred	434	(757)
State:
Current	126	14
Deferred, net of valuation allowance	(116)	(231)
Income tax expense	$1,179	$797

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2011	2010
Federal statutory rate	34%	34%
Tax expense at statutory rate	$2,232	$2,032
State tax, net of federal effect	7	(143)
Tax exempt income	(874)	(907)
Bank owned life insurance	(135)	(137)
Tax credits	(67)	(76)
Other	16	28
Total income tax expense	$1,179	$797

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2011	2010
Deferred tax assets:
Bad debts	$3,149	$3,582
Deferred loan fees	104	107
Deferred compensation	660	647
Unrealized depreciation on securities available-for-sale, net	-	249
Net operating loss	855	727
Tax credits	62	46
Nonaccrual loan interest income	22	22
Restricted stock awards	32	56
REO writedowns	16	22
Unqualified DCP	50	43
Post retirement benefit	58	67
Other-than-temporary impairment	90	90
Accrued vacation	63	-
Legal reserve	148	-
Impairment on land	75	-
Other	42	21
Total deferred tax assets	5,426	5,679

Deferred tax liabilities:
Depreciation	(1,214)	(1,063)
Prepaids	(246)	(207)
Mortgage servicing rights	(122)	(147)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,355)	-
Post retirment unrealized gain	(43)	(50)
Other	(91)	(13)
Total deferred tax liabilities	(3,186)	(1,595)
Valuation allowance	(458)	(387)
Net deferred tax assets	$1,782	$3,697

At December 31, 2011, the Bancorp has a state net operating loss carry forward of approximately $15.2 million, which will begin to expire in 2022 if not used. Also, at December 31, 2011, the Bancorp has a state tax credit carry forward of approximately $93,000 which will begin to expire in 2017 if not used. A valuation allowance of $458,000 and $387,000 was provided at December 31, 2011 and 2010, respectively, for the state net operating loss and state tax credit, as management does not believe these amounts will be fully utilized before statutory expiration.

The Bancorp qualified under provisions of the Internal Revenue Code, to deduct from taxable income a provision for bad debts in excess of the provision for such losses charged to income in the financial statements, if any. Accordingly, retained earnings at December 31, 2011 and 2010 includes approximately $5,982,000 for which no provision for federal income taxes has been made. If, in the future, this portion of retained earnings is used for any purpose other than to absorb bad debt losses, federal income taxes would be imposed at the then applicable rates. The unrecorded deferred income tax liability on the above amounts was approximately $2,034,000 at December 31, 2011 and 2010.

The Bancorp had no unrecognized tax benefits at any time during 2011 or 2010 and does not anticipate any significant increase or decrease in unrecognized tax benefits during 2012. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Bancorp's policy to record such accruals through income tax accounts. No such accruals existed at any time during 2011 or 2010.

The Bancorp and its subsidiaries are subject to US Federal income tax as well as income tax of the states of Indiana and Illinois. The Bancorp is no longer subject to examination by taxing authorities for the years before 2008 for federal and 2007 for state.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposit Disclosures [Text Block]

NOTE 7 - Deposits

The aggregate amount of certificates of deposit with a balance of $250,000 or more was approximately $21,108,000 at December 31, 2011 and $27,042,000 at December 31, 2010.

At December 31, 2011, scheduled maturities of certificates of deposit were as follows:

(Dollars in thousands)
2012	$140,975
2013	28,059
2014	7,196
2015	692
Total	$176,922

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds [Text Block]

NOTE 8 - Borrowed Funds

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2011	2010
Fixed rate advances from the FHLB	31,000	24,000
Putable advances from the FHLB	5,000	5,000
Line of credit from the FHLB	-	3,248
Other	618	296
Total	$36,618	$32,544

At December 31, 2011, scheduled maturities of borrowed funds were as follows:

(Dollars in thousands)
2012	$5,618
2013	14,000
2014	8,000
2015	4,000
2016	5,000
Total	$36,618

Repurchase agreements generally mature within one year and are secured by U.S. government and U.S agency securities, under the Bancorp’s control. At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2011	2010
Ending balance	$15,395	$16,074
Average balance during the year	20,767	19,469
Maximum month-end balance during the year	24,258	22,369
Securities underlying the agreements at year end:
Carrying value	26,622	24,484
Fair value	26,622	24,915
Average interest rate during the year	0.51%	0.92%
Average interest rate at year end	0.43%	0.70%

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2011	2010
Fixed rate advances, maturing June 2012 through
December 2016 at rates from 0.49% to 2.65%;
average rate: 2011 – 1.95%; 2010 – 2.47%	$31,000	$24,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	5,000	5,000

Fixed rate advances are payable at maturity, with a prepayment penalty. Putable advances are fixed for a period of one to three years and then may adjust quarterly to the three-month London Interbank Offered Rate until maturity. Once the putable advance interest rate adjusts, the Bancorp has the option to prepay the advance on specified quarterly interest rate reset dates. The advances were collateralized by mortgage loans totaling approximately $163,534,000 and $148,935,000 at December 31, 2011 and 2010, respectively. In addition to the fixed rate and putable advances, the Bancorp maintains a $10,000,000 million line of credit with the Federal Home Loan Bank of Indianapolis. The outstanding balance on the line of credit was $0 and approximately $3,248,000 million at December 31, 2011 and 2010, respectively.

Other borrowings at December 31, 2011 and 2010 include Treasury, Tax and Loan and reclassified bank balances.

Lease Obligations	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 9 – Lease Obligations

During the fourth quarter of 2011, the Bancorp entered into an agreement to lease commercial loan document preparation and credit management software under an operating lease that expires in 2016. No contract fees were paid out during 2011. As of December 31, 2011, future minimum annual payments under this lease are as follows:

(Dollars in thousands)
2012	$38
2013	38
2014	38
2015	38
2016	38
Total	$190

Employees' Benefit Plans	12 Months Ended
Dec. 31, 2011
Employees' Benefit Plans [Abstract]
Employees' Benefit Plans [Text Block]

NOTE 10 - Employees’ Benefit Plans

The Bancorp maintains an Employees’ Savings and Profit Sharing Plan and Trust for all employees who meet the plan qualifications. Employees are eligible to participate in the Employees’ Savings and Profit Sharing Plan and Trust on the next January 1 or July 1 following the completion of one year of employment, age 18, and completion of 1,000 hours of employment. The Employees’ Savings Plan feature allows employees to make pre-tax contributions to the Employees’ Savings Plan of 1% to 50% of Plan Salary, subject to limitations imposed by Internal Revenue Code section 401(k). The Profit Sharing Plan and Trust feature is non-contributory on the part of the employee. Contributions to the Employees’ Profit Sharing Plan and Trust are made at the discretion of the Bancorp’s Board of Directors. Contributions for the year ended December 31, 2011 and 2010, were based on 4% of the participants’ total compensation excluding incentives. Participants in the plan become 100% vested upon completion of five years of service. The benefit plan expense amounted to approximately $288,000 for 2011 and 2010.

The Bancorp maintains an Unqualified Deferred Compensation Plan (the Plan). The purpose of the Plan is to provide deferred compensation to key senior management employees of the Bancorp in order to recognize their substantial contributions to the Bank and provide them with additional financial security as inducement to remain with the Bank. The Compensation Committee selects which persons shall be participants in the Plan. Participants’ accounts are credited each year with an amount based on a formula involving the participant’s employer funded contributions under all qualified plans and the limitations imposed by Internal Revenue Code subsection 401(a)(17) and Code section 415. The unqualified deferred compensation plan liability at December 31, 2011 and 2010 was approximately $122,000 and $114,000, respectively. The Plan expense amounted to $8,000 for 2011 and 2010.

Directors have deferred some of their fees in consideration of future payments. Fee deferrals, including interest, totaled approximately $108,000 and $111,000 for 2011 and 2010, respectively. The deferred fee liability at December 31, 2011 and 2010 was approximately $1,678,000 and $1,646,000, respectively.

Regulatory Capital	12 Months Ended
Dec. 31, 2011
Mortgage Banking [Abstract]
Regulatory Capital Requirements for Mortgage Companies Disclosure [Text Block]

NOTE 11 - Regulatory Capital

The Bancorp and Bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action. Prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At December 31, 2011 and 2010, the most recent regulatory notifications categorized the Bancorp and Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bancorp’s or the Bank’s category.

At year-end, capital levels for the Bancorp and the Bank were essentially the same. Actual capital levels (in millions), minimum required levels and levels needed to be classified as well capitalized for the Bancorp are summarized below:

					Minimum
					Required To Be
					Well Capitalized
			Minimum Required		Under Prompt
			For Capital		Corrective
	Actual		Adequacy Purposes		Action Regulations
(Dollars in millions)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to
risk-weighted assets	$64.9	14.3%	$36.2	8.0%	$45.2	10.0%
Tier 1 capital to
risk-weighted assets	$59.2	13.1%	$18.1	4.0%	$27.1	6.0%
Tier 1 capital to
adjusted average assets	$59.2	9.2%	$19.4	3.0%	$32.3	5.0%

2010
Total capital to
risk-weighted assets	$61.5	12.9%	$38.0	8.0%	$47.6	10.0%
Tier 1 capital to
risk-weighted assets	$55.5	11.7%	$19.0	4.0%	$28.5	6.0%
Tier 1 capital to
adjusted average assets	$55.5	8.5%	$19.5	3.0%	$32.6	5.0%

The Bancorp’s ability to pay dividends to its shareholders is entirely dependent upon the Bank’s ability to pay dividends to the Bancorp. Under Indiana law, the Bank may pay dividends from its undivided profits (generally, earnings less losses, bad debts, taxes and other operating expenses) to the extent considered expedient by the Bank’s Board of Directors. However, the Bank must obtain the approval of the Indiana Department of Financial Institutions (DFI) for the payment of a dividend if the total of all dividends declared by the Bank during the current year, including the proposed dividend, would exceed the sum of retained net income for the year to date plus its retained net income for the previous two years. For this purpose, “retained net income,” means net income as calculated for call report purposes, less all dividends declared for the applicable period. The aggregate amount of dividends that may be declared by the Bank in 2012, with prior DFI approval, is $7.7 million plus current 2012 net profits. Moreover, the FDIC and the Federal Reserve Board may prohibit the payment of dividends if it determines that the payment of dividends would constitute an unsafe or unsound practice in light of the financial condition and capital needs of the Bank.

During the third quarter of 2010, the FDIC notified the Bancorp’s management that dividend payments from the Bank to the Bancorp would require prior approval from the FDIC. The FDIC’s requirement to approve future dividend payments from the Bank to the Bancorp was a result of the Bank’s elevated level of substandard assets. Moreover, on October 29, 2010, pursuant to a FDIC Resolution adopted by the Bank’s Board of Directors at the direction of the DFI and the FDIC, the Bank was required to obtain the consent of the DFI and the FDIC prior to any declaration of dividends. On January 28, 2011, in accordance with prior direction from the Federal Reserve Bank of Chicago (Reserve Bank), the Bancorp’s Board of Directors also adopted a resolution providing that the prior written consent of the Reserve Bank is required for the declaration of dividends by the Bancorp. During December 2011, the Reserve Bank approved the fourth quarter 2011 dividend payment. The current dividend policy is reflective of the Bancorp Board’s commitment that the shareholders’ long term interests are best served through the preservation of capital in the current stressed economic environment.

On September 28, 2011, the DFI and FDIC issued a joint examination report with respect to their safety and soundness examination which commenced during August 2011. The joint examination report concluded that the Bank’s Board of Directors and management had satisfactorily complied with the requirements of the FDIC Resolution and advised that the FDIC Resolution was no longer considered to be in effect for regulatory purposes. Pursuant to the findings of the joint examination report, the Bank’s Board of Directors rescinded the FDIC Resolution on September 30, 2011. Beginning with the fourth quarter of 2011, dividend payments from the Bank to the Bancorp do not require prior approval from the DFI and FDIC. On December 7, 2011, the Bancorp announced that the Board of Directors of the Bancorp declared a fourth quarter dividend of $0.15 per share. The Bancorp’s fourth quarter dividend was paid to shareholders on January 6, 2012.

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 12 – Stock Based Compensation

The Bancorp’s 2004 Stock Option Plan (the Plan), which is stockholder-approved, permits the grant of share options to its employees for up to 250,000 shares of common stock. Awards granted under the Plan may be in the form of incentive stock options, non-incentive stock options, or restricted stock. The purposes of the Plan are to attract and retain the best available personnel, to provide additional incentives for all employees and to encourage their continued employment by facilitating employees’ purchases of an equity interest in the Bancorp. Option awards are generally granted with an exercise price equal to the market price of the Bancorp’s common stock at the date of grant; those option awards have five year vesting periods and have ten year contractual terms. Total compensation cost that has been charged against income for incentive stock options was approximately $1,000 for 2011 and 2010.

The fair value of each incentive stock option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. No incentive stock options were granted during 2011 or 2010. The Company uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

A summary of the Bancorp’s stock option activity for 2011 and 2010 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at January 1, 2010	65,747	$23.69
Granted	-	-
Exercised	-	-
Forfeited or expired	(16,500)	21.98
Outstanding at end of year	49,247	$24.27	1.7	$-

Vested or expected to vest	49,247	$24.27	1.7	$-

Exercisable at December 31, 2010	48,247	$24.18	1.6	$-

Granted	-	-
Exercised	-	-
Forfeited or expired	(8,747)	19.50
Outstanding at end of year	40,500	$25.30	1.1	$-

Vested or expected to vest	40,500	$25.30	1.1	$-

Exercisable at December 31, 2011	39,500	$25.22	1.0	$-

As of December 31, 2011, there was approximately $1,000 of total unrecognized compensation costs related to non-vested incentive stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.2 years.

Restricted stock awards are generally granted with an award price equal to the market price of the Bancorp’s common stock on the award date. Restricted stock awards have been issued with a five year vesting period. Forfeiture provisions exist for personnel that separate employment before the vesting period expires. Compensation expense related to restricted stock awards are recognized over the vesting period. Total compensation cost that has been charged against income for those plans was approximately $32,000 and $35,000 for 2011 and 2010, respectively.

A summary of changes in the Bancorp’s non-vested restricted stock for 2011 and 2010 follows:

Non-vested Shares	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2010	7,550	$26.55
Granted	300	16.75
Vested	(250)	35.50
Forefited	(850)	26.76
Non-vested at December 31, 2010	6,750	25.72

Granted	-	-
Vested	(3,000)	31.57
Forefited	-	-
Non-vested at December 31, 2011	3,750	$21.05

As of December 31, 2011, there was approximately $32,000 of total unrecognized compensation cost related to non-vested restricted shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.8 years.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 13 - Earnings Per Common Share

A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2011 and 2010 is presented below.

	2011	2010
Basic earnings per common share:
Net income available to common stockholders	5,384,982	5,178,547
Weighted-average common shares outstanding	2,832,161	2,823,599
Basic earnings per common share	$1.90	$1.83

Diluted earnings per common share:
Net income available to common stockholders	5,384,982	5,178,547
Weighted-average common shares outstanding	2,832,161	2,823,599
Add: dilutive effect of assumed stock option exercises and restricted stock	-	-
Weighted-average common and dilutive potential common shares outstanding	2,832,161	2,823,599
Diluted earnings per common share	$1.90	$1.83

There were 40,500 and 49,247 anti-dilutive shares outstanding at December 31, 2011 and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 - Related Party Transactions

The Bancorp had aggregate loans outstanding to directors and executive officers (with individual balances exceeding $120,000) of approximately $6,907,000 at December 31, 2011 and approximately $7,951,000 at December 31, 2010. For the year ended December 31, 2011, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$7,951
New loans	312
Repayments	(1,356)
Aggregate balance at the end of the year	$6,907

Deposits from directors and executive officers totaled approximately $2,094,000 and $1,859,000 at December 31, 2011 and 2010, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 15 - Commitments and Contingencies

The Bancorp is a party to financial instruments in the normal course of business to meet the financing needs of its customers. These financial instruments, which include commitments to make loans and standby letters of credit, are not reflected in the accompanying consolidated financial statements. Such financial instruments are recorded when they are funded.

The Bancorp’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to originate loans and standby letters of credit is represented by the contractual amount of those instruments. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. The Bancorp uses the same credit policy to make such commitments as it uses for on-balance sheet items. Since commitments to make loans may expire without being used, the amount does not necessarily represent future cash commitments.

The Bancorp had outstanding commitments to originate loans as follows:

	(Dollars in thousands)
	Fixed	Variable
	Rate	Rate	Total
December 31, 2011:
Commercial business	$12,353	$30,179	$42,532
Real estate	11,622	12,870	24,492
Consumer loans	-	4	4
Unsecured consumer overdrafts	10,828	-	10,828
Total	$34,803	$43,053	$77,856

December 31, 2010:
Commercial business	$12,073	$26,008	$38,081
Real estate	10,894	8,142	19,036
Consumer loans	-	15	15
Unsecured consumer overdrafts	10,803	-	10,803
Total	$33,770	$34,165	$67,935

The approximately $34,803,000 in fixed rate commitments outstanding at December 31, 2011 and the approximatley $33,770,000 in fixed rate commitments outstanding at December 31, 2010 had interest rates ranging from 2.30% to 10.00%, for a period not to exceed forty-five days. Mortgage interest rate locks with borrowers are a component of real estate commitments, were treated as derivative transactions, and valued accordingly at year-end.

Standby letters of credit are conditional commitments issued by the Bancorp to guarantee the performance of a customer to a third party. At December 31, 2011 and 2010, the Bancorp had standby letters of credit totaling approximately $8,696,000 and $7,681,000, respectively. The Bancorp evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bancorp upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral obtained may include accounts receivable, inventory, property, land or other assets.

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 16 - Fair Values of Financial Instruments

The Fair Value Measurements Topic (the Topic) establishes a hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Topic describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair values of securities available for sale are determined on a recurring basis by obtaining quoted prices on nationally recognized securities exchanges or pricing models utilizing significant observable inputs such as matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities. Different judgment and assumptions used in pricing could result in different estimates of value. In certain cases where market data is not readily available because of lack of market activity or little public disclosure, values may be based on unobservable inputs and classified in Level 3 of the fair value hierarchy.

At the end of each reporting period, securities held in the investment portfolio are evaluated on an individual security level for other-than-temporary impairment in accordance with the Investments – Debt and Equity Securities Topic. Impairment is other-than-temporary if the decline in the fair value of the security is below its amortized cost and it is probable that all amounts due according to the contractual terms of a debt security will not be received. Significant judgments are required in determining impairment, which include making assumptions regarding the estimated prepayments, loss assumptions and the change in interest rates. The Bancorp considers the following factors when determining other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; an assessment of whether the Bancorp (1) has the intent to sell the debt securities or (2) more likely than not will be required to sell the debt securities before their anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

For the year ended December 31, 2011, the Bancorp’s management utilized a specialist to perform an other-than-temporary impairment analysis for each of its four pooled trust preferred securities. The analysis utilizes analytical models used to project future cash flows for the pooled trust preferred securities based on current assumptions for prepayments, default and deferral rates, and recoveries. The projected cash flows are than tested for impairment consistent with the Investments – Other Topic and the Investments – Debt and Equity Securities Topic. The other-than-temporary impairment testing compares the present value of the cash flows from quarter to quarter to determine if there is a “favorable” or “adverse” change. Other-than-temporary impairment is recorded if the projected present value of cash flows is lower than the book value of the security. To perform the quarterly other-than-temporary impairment analysis, management utilizes current reports issued by the trustee, which contain principal and interest tests, waterfall distributions, note valuations, collection detail and credit ratings for each pooled trust preferred security. In addition, a detailed review of the performing collateral was performed. The review of the collateral began with a review of financial information provided by SNL Financial, a comprehensive database, widely used in the industry, which gathers financial data on banks and thrifts from U.S. GAAP financial statements for public companies (annual and quarterly reports on Forms 10-K and 10-Q), as well as regulatory reports for private companies, including consolidated financial statements for bank holding companies (FR Y-9C reports) and parent company-only financial statements for bank holding companies (FR Y-9LP reports) filed with the Federal Reserve andbank call reports filed with the FDIC and OCC. Using the information sources described above, for each bank and thrift examined, the following items were examined: nature of the issuer’s business, years of operating history, corporate structure, loan composition and loan concentrations, deposit mix, asset growth rates, geographic footprint and local economic environment. The issuers’ historical financial performance was reviewed and their financial ratios were compared to appropriate peer groups of regional banks or thrifts with similar asset sizes. The analysis focused on six broad categories: profitability (revenue streams and earnings quality, return on assets and shareholder’s equity, net interest margin and interest rate sensitivity), credit quality (charge-offs and recoveries, non-current loans and total non-performing assets as a percentage of total loans, loan loss reserve coverage and the adequacy of the loan loss provision), operating efficiency (noninterest expense compared to total revenue), capital adequacy (Tier-1, total capital and leverage ratios and equity capital growth), leverage (tangible equity as a percentage of tangible assets, short-term and long-term borrowings and double leverage at the holding company) and liquidity (the nature and availability of funding sources, net non-core funding dependence and quality of deposits). In addition, for publicly traded companies, stock price movements were reviewed and the market price of publicly traded debt instruments was examined. The other-than-temporary impairment analysis indicated that the Bancorp’s four pooled trust preferred securities had aggregate additional other-than-temporary impairment in the amount of $1,200, for the year ending December 31, 2011.

The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt obligations other-than-temporarily impaired
Ending balance - December 31, 2010	$264
Additions not previously recognized	1
Ending balance - December 31, 2011	$265

Below is a table containing information regarding the Bancorp’s pooled trust preferred securities as of December 31, 2011:

Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,256,972	$1,296,077	$1,308,686	$1,351,903
Fair value	230,053	204,187	588,750	337,653
Unrealized gains/(losses)	(1,026,919)	(1,091,890)	(719,936)	(1,014,250)
Lowest credit rating assigned	Caa3	C	CCC-	C
Number of performing banks	49	26	53	44
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	1	1
Number of issuers in deferral	14	7	12	11
Defaults & deferrals as a % of performing collateral	52.11%	39.16%	20.72%	32.01%
Subordination:
As a % of performing collateral	-15.47%	-22.89%	31.68%	4.44%
As a % of performing collateral - adjusted for projected future defaults	-19.78%	-29.22%	28.54%	-1.88%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	1.60%	1.90%	2.00%	3.00%
Year 2 - issuer average	1.00%	1.50%	1.20%	1.60%
Year 3 - issuer average	1.00%	1.50%	1.20%	1.60%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41,100	$132,000	$30,450	$61,950

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.

(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

In the table above, the Bancorp’s subordination for each trust preferred security is calculated by taking the total performing collateral and subtracting the sum of the total collateral within the Bancorp’s class and the total collateral within all senior classes, and then stating this result as a percentage of the total performing collateral. This measure is an indicator of the level of collateral that can default before potential cash flow disruptions may occur. In addition, management calculates subordination assuming future collateral defaults by utilizing the default/deferral assumptions in the Bancorp’s other-than-temporary impairment analysis. Subordination assuming future default/deferral assumptions is calculated by deducting future defaults from the current performing collateral. At December 31, 2011, management reviewed the subordination levels for each security in context of the level of current collateral defaults and deferrals within each security; the potential for additional defaults and deferrals within each security; the length of time that the security has been in “payment in kind” status; and the Bancorp’s class position within each security.

Management calculated the other-than-temporary impairment model assumptions based on the specific collateral underlying each individual security. The following assumption methodology was applied consistently to each of the four pooled trust preferred securities: For collateral that has already defaulted, no recovery was assumed; no cash flows were assumed from collateral currently in deferral, with the exception of the recovery assumptions. The default and recovery assumptions were calculated based on the detailed collateral review. The discount rate assumption used in the calculation of the present value of cash flows is based on the discount margin (i.e., credit spread) at the time each security was purchased using the original purchase price. The discount margin is then added to the appropriate 3-month LIBOR forward rate obtained from the forward LIBOR curve.

At December 31, 2011, three of the trust preferred securities with a cost basis of $3.9 million have been placed in “payment in kind” status. The Bancorp’s securities that are classified as “payment in kind” are a result of not receiving the scheduled quarterly interest payments. For the securities in “payment in kind” status, management anticipates to receive the unpaid contractual interest payments from the issuer, because of the self correcting cash flow waterfall provisions within the structure of the securities. When a tranche senior to the Bancorp’s position fails the coverage test, the Bancorp’s interest cash flows are paid to the senior tranche and recorded as a reduction of principal. The coverage test represents an over collateralization target by stating the balance of the performing collateral as a percentage of the balance of the Bancorp’s tranche, plus the balance of all senior tranches. The principal reduction in the senior tranche continues until the appropriate coverage test is passed. As a result of the principal reduction in the senior tranche, more cash is available for future payments to the Bancorp’s tranche. Consistent with the Investments – Debt and Equity Securities Topic, management considered the failure of the issuer of the security to make scheduled interest payments in determining whether a credit loss existed. Management will not capitalize the “payment in kind” interest payments to the book value of the securities and will keep these securities in non-accrual status until the quarterly interest payments resume.

Assets and Liabilities Measured at Fair Values on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$15,648	$-	$15,648	$-
CMO and residential mortgage-backed securities	111,197	-	111,197	-
Municipal securities	58,756	-	58,756	-
Collateralized debt obligations	1,361	-	-	1,361
Total available-for-sale securities	$186,962	$-	$185,601	$1,361

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$4,169	$-	$4,169	$-
CMO and residential mortgage-backed securities	97,142	-	97,142	-
Municipal securities	39,365	-	39,365	-
Collateralized debt obligations	1,379	-	-	1,379
Total available-for-sale securities	$142,055	$-	$140,676	$1,379

Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)	Estimated Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Available-for- sale securities
Total realized/unrealized (losses)/gains, January 1, 2010	1,350
Included in earnings	(128)
Included in other comprehensive income	157
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2010	1,379

Total realized/unrealized (losses)/gains
Included in earnings	(1)
Included in other comprehensive income	(17)
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2011	$1,361

Assets and Liabilities Measured at Fair Values on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans	$20,064	$-	$-	$20,064
Foreclosed real estate	2,217	-	-	2,217

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans	$23,219	$-	$-	$23,219
Foreclosed real estate	2,920	-	-	2,920

The fair value of impaired loans with specific allocations of the allowance for loan losses or loans for which charge-offs have been taken is generally based on the present value of future cash flows or, for collateral dependent loans, based on recent real estate appraisals. Appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. The unpaid principal balance of impaired loans was approximately $21.7 million and the related specific reserves totaled approximately $1.6 million, resulting in a fair value of impaired loans totaling approximately $20.1 million, at December 31, 2011. The unpaid principal balance of impaired loans was approximately $26.0 million and the related specific reserves totaled approximately $2.8 million, resulting in a fair value of impaired loans totaling approximately $23.2 million, at December 31, 2010. Fair value is determined, where possible, using market prices derived from an appraisal or evaluation, which are considered to be Level 2 inputs. However, certain assumptions and unobservable inputs are often used by the appraiser, therefore, qualifying the assets as Level 3 in the fair value hierarchy. The fair value of foreclosed real estate is similarly determined by using the results of recent real estate appraisals.

The following table shows fair values and the related carrying values of financial instruments as of the dates indicated. Items that are not financial instruments are not included.

	(Dollars in thousands)
	December 31, 2011
	Carrying	Estimated
	Value	Fair Value
Financial assets:
Cash and cash equivalents	$26,367	$26,367
Securities available-for-sale	186,962	186,962
Loans held-for-sale	-	-
Loans receivable, net	393,396	394,385
Federal Home Loan Bank stock	3,086	3,086
Accrued interest receivable	2,554	2,554

Financial liabilities:
Demand and savings deposits	349,959	349,959
Certificates of deposit	176,922	177,240
Repurchase agreements	15,395	15,407
Borrowed funds	36,618	37,270
Accrued interest payable	67	67

	(Dollars in thousands)
	December 31, 2010
	Carrying	Estimated
	Value	Fair Value
Financial assets:
Cash and cash equivalents	$10,938	$10,938
Securities available-for-sale	142,055	142,055
Securities held-to-maturity	18,397	19,038
Loans held-for-sale	422	428
Loans receivable, net	409,112	472,307
Federal Home Loan Bank stock	3,381	3,381
Accrued interest receivable	2,591	2,591

Financial liabilities:
Demand and savings deposits	321,825	321,825
Certificates of deposit	198,446	198,799
Repurchase agreements	16,074	16,088
Borrowed funds	32,544	32,983
Accrued interest payable	81	81

For purposes of the above disclosures of estimated fair value, the following assumptions were used as of December 31, 2011 and 2010. The estimated fair value for cash and cash equivalents, Federal Home Loan Bank stock, demand and savings deposits, and accrued interest receivable and payable are considered to approximate carrying book value. The fair value of securities available-for-sale and held-to-maturity are obtained from broker pricing. The estimated fair value for loans is based on estimates of the rate the Bancorp would charge for similar such loans at December 31, 2011 and 2010, applied for the time period until estimated repayment. For commercial loans, the fair value includes a liquidity adjustment to reflect current market conditions. The estimated fair value for certificates of deposit are based on estimates of the rate the Bancorp would pay on such deposits at December 31, 2011 and 2010, applied for the time period until maturity. The estimated fair value for repurchase agreements and other borrowed funds is based on current rates for similar financings. The estimated fair value of other financial instruments, and off-balance sheet loan commitments approximate cost and are not considered significant to this presentation.

Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 17 – Other Comprehensive Income/(Loss)

Other comprehensive income/(loss) components and related taxes were as follows:

	(Dollars in thousands)
	2011	2010
Net change in net unrealized gains and losses on securities available for sale:
Unrealized gains arising during the year	$5,607	$314
Reclassification adjustment for gains included in net income	965	785
Net securities gain/(loss) during the year	4,642	(471)
Tax effect	(1,605)	157
Net of tax amount	3,037	(314)

Net change in unrecongnized gain on postretirement benefit:
Net loss on post retirement benefit	(2)	(1)
Amortization of net actuarial gain	(7)	(7)
Net loss during the year	(9)	(8)
Tax effect	-	-
Net of tax amount	(9)	(8)
Other comprehensive income/(loss), net of tax	$3,028	$(322)

Accumulated other comprehensive income/(loss) balances, net of tax, were as follows:

	(Dollars in thousands)
	Balance	Current	Balance
	at	Period	at
	December 31, 2010	Change	December 31, 2011
Unrealized gains (losses) on securities available-for-sale	$(561)	$3,037	$2,476
Unrealized gain (loss) on post-retirement benefits	69	(9)	60
Total	$(492)	$3,028	$2,536

Parent Company Only Statements	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 18 - Parent Company Only Statements

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Balance Sheets
	December 31,
	2011	2010
Assets
Cash on deposit with Peoples Bank	$1,191	$1,093
Investment in Peoples Bank	62,601	55,754
Dividends receivable from Peoples Bank	425	427
Other assets	127	102
Total assets	$64,344	$57,376

Liabilities and stockholders’ equity
Dividends payable	$425	$427
Other liabilities	959	860
Total liabilities	1,384	1,287

Common stock	361	361
Additional paid in capital	5,173	5,140
Accumulated other comprehensive income (loss)	2,536	(492)
Retained earnings	56,032	52,398
Treasury stock	(1,142)	(1,318)
Total stockholders’ equity	62,960	56,089
Total liabilities and stockholders’ equity	$64,344	$57,376

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Income
	Year Ended December 31,
	2011	2010

Dividends from Peoples Bank	$1,699	$1,443
Operating expenses	204	201
Income before income taxes and equity in undistributed income of Peoples Bank	1,495	1,242
Income tax benefit	(69)	(72)
Income before equity in undistributed income of Peoples Bank	1,564	1,314
Equity in undistributed income of Peoples Bank	3,821	3,865
Net income	$5,385	$5,179

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Cash Flows
	Year Ended December 31,
	2011	2010

Cash flows from operating activities:
Net income	$5,385	$5,179
Adjustments to reconcile net income to
net cash from operating activities
Equity in undistributed net income of Peoples Bank	(4,139)	(2,877)
Deferred tax expense/(benefit)	318	(988)
Stock based compensation expense	33	36
Change in other assets	(23)	(421)
Change in other liabilities	99	(478)
Total adjustments	(3,712)	(4,728)
Net cash from operating activities	1,673	451

Cash flows from investing activities	-	-

Cash flows from financing activities:
Dividends paid	(1,699)	(2,200)
Proceeds from sale of treasury stock	124	151
Net cash used in financing activities	(1,575)	(2,049)
Net change in cash	98	(1,598)
Cash at beginning of year	1,093	2,691
Cash at end of year	$1,191	$1,093